Deferred revenue - Narrative (Details) R in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 25, 2018 ZAR (R)	Jul. 25, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received				R 24	R 65	R 771
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received	R 6,555	$ 500	$ 500